FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying values of the financial assets and liabilities at December 31, 2018 and 2017 are as follows:

As at	December 31, 2018	December 31, 2017
Financial Assets
At fair value through profit or loss
Warrant investments	$1,209	$12,754

Loans and receivables, measured at amortized cost
Cash	$332,227	$231,596
Restricted cash	22,190	22,193
Accounts receivable (not including sales taxes)	8,794	5,289
	$363,211	$259,078

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities	$141,781	$100,109

Financial Liabilities
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$125,635	$84,746
Finance leases	22,224	38,575
	$147,859	$123,321

Disclosure of financial liabilities
The carrying values of the financial assets and liabilities at December 31, 2018 and 2017 are as follows:

As at	December 31, 2018	December 31, 2017
Financial Assets
At fair value through profit or loss
Warrant investments	$1,209	$12,754

Loans and receivables, measured at amortized cost
Cash	$332,227	$231,596
Restricted cash	22,190	22,193
Accounts receivable (not including sales taxes)	8,794	5,289
	$363,211	$259,078

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities	$141,781	$100,109

Financial Liabilities
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$125,635	$84,746
Finance leases	22,224	38,575
	$147,859	$123,321
The contractual cash flow requirements of the Company as at December 31, 2018 are as follows:

As at December 31, 2018
	Total	Less than a year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$125,635	$125,635	$—	$—	$—
Finance lease payments	23,107	13,101	10,006	—	—
Office rent and other obligations	8,442	4,215	3,938	289	—
Income taxes payable	34,434	34,434	—	—	—
	$191,618	$177,385	$13,944	$289	$—

Disclosure of fair value measurement of assets
The fair value hierarchy of financial instruments measured at fair valued on the consolidated statement of financial position is as follows:

As at	December 31, 2018	December 31, 2017
Level 1
Investments in equity securities - publicly traded (note 14)	$141,781	$100,109

Level 2
Warrant investments	$1,209	$12,754

Disclosure of nature and extent of risks arising from financial instruments
The table below also provides a sensitivity analysis of a 10 percent adverse movement of the US dollar against the Canadian dollar and Australian dollar as identified which would have decreased the Company’s net earnings by the amounts shown in the table below. A 10 percent weakening of the US dollar against the said foreign currencies would have had the equal but opposite effect as at December 31, 2018.

US$
Total foreign currency net financial assets in US$[1]	$227,299
Impact of a 10% variance of the US$ on net earnings	$16,002

(1)	Includes financial assets and financial liabilities denominated in United States Dollars

	CAD	AUD
Closing US dollar exchange rate at December 31, 2018	$0.73	$0.70
Average US dollar exchange rate during the year ended December 31, 2018	$0.77	$0.75
Closing US dollar exchange rate at December 31, 2017	$0.80	$0.78
Average US dollar exchange rate during the year ended December 31, 2017	$0.77	$0.77